Stockholder's Equity - Summary of Restricted Share Activity (Detail) - Restricted Stock Awards - $ / shares	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance, Number of Shares	4,532,874
Granted, Number of Shares		4,943,500
Vested, Number of Shares	(342,000)	(410,626)
Ending Balance, Number of Shares	4,191,000	4,532,874
Vested, Number of Shares	752,000
Vested, Number of Shares	342,000	410,626
Beginning Balance, Weighted-Average Grant Date Fair Value	$ 0.002
Granted, Weighted-Average Grant Date Fair Value		$ 0.002
Ending Balance, Weighted-Average Grant Date Fair Value	0.002	0.002
Vested, Weighted-Average Grant Date Fair Value	$ 0.002	$ 0.002